THE ALGER PORTFOLIOS
360 Park Avenue South
New York, New York  10010

August 15, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Portfolios (File Nos.: 811-5550, 33-21722)

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of The Alger Portfolios (the “Trust”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 50 (the “Amendment”) under the Securities Act to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed to reflect proposed changes to the investment strategy of one of the Trust’s portfolios—Alger Small Cap Growth Portfolio (the “Portfolio”).  The Portfolio will remain a small cap fund, but is revising how it defines small cap.  In order to comply with Rule 35d-1 under the Investment Company Act of 1940, as amended, the Portfolio is providing 60 days’ notice to Portfolio shareholders of this change in the Portfolio’s 80% test.  Effective October 14, 2016, the Portfolio will define small cap as follows:

The Portfolio normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an “Index” and together, the “Indexes”)  with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index.  Both Indexes are broad-based indexes of small capitalization stocks.  At June 30, 2016, the market capitalization of the companies in the Indexes ranged from $54 million to $7.9 billion.

We also note that the Amendment incorporates certain Staff comments, to the extent applicable, that Fred Alger Management, Inc. has received recently in connection with the filing of the prospectus and statement of additional information for The Alger Institutional Funds.

The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file the consent of the Trust’s independent registered public accounting firm and to make certain other revisions. The Trust’s Tandy certification is filed herewith.

Should members of the Staff have any questions or comments regarding the Amendment, they should call me at 212.806.8833 or lmoss@alger.com

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc: Hal Liebes, Esq.

THE ALGER PORTFOLIOS
360 Park Avenue South
New York, New York  10010

August 15, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Re:                             The Alger Portfolios (File Nos.: 811-5550, 33-21722)

Registration Statement on Form N-1A

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•                  the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•                  Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•                  the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Lisa A. Moss
Lisa A. Moss

cc: Hal Liebes, Esq.